Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets (Tables) [Abstract]
Summary of Premises and Equipment

	December 31,
(in millions)	2013	2012
Land	$1,759	1,832
Buildings	7,931	7,670
Furniture and equipment	7,517	7,194
Leasehold improvements	1,939	1,839
Premises and equipment leased
under capital leases	82	122
Total premises and equipment	19,228	18,657
Less: Accumulated depreciation
and amortization	10,072	9,229
Net book value,
premises and equipment	$9,156	9,428

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

	Operating	Capital
(in millions)	leases	leases
Year ended December 31,
2014	$1,155	3
2015	1,052	2
2016	908	3
2017	778	3
2018	648	3
Thereafter	2,812	13
Total minimum lease payments	$7,353	27
Executory costs		$(9)
Amounts representing interest		(7)
Present value of net minimum
lease payments		$11

Components of Other Assets

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Nonmarketable equity investments:
Cost method:
Private equity	$2,308	2,572
Federal bank stock	4,670	4,227
Total cost method	6,978	6,799
Equity method:
LIHTC investments (1)	6,209	4,767
Private equity and other	5,782	6,156
Total equity method	11,991	10,923
Fair value (2)	1,386	-
Total nonmarketable
equity investments	20,355	17,722
Corporate/bank-owned life insurance	18,738	18,649
Accounts receivable	21,422	25,828
Interest receivable	5,019	5,006
Core deposit intangibles	4,674	5,915
Customer relationship and
other amortized intangibles	1,084	1,352
Foreclosed assets:
Government insured/guaranteed (3)	2,093	1,509
Non-government insured/guaranteed	1,844	2,514
Operating lease assets	2,047	2,001
Due from customers on acceptances	279	282
Other	8,787	12,800
Total other assets	$86,342	93,578

  Represents low income housing tax credit investments.
  Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 for additional information.
  These are foreclosed real estate resulting from government insured/guaranteed loans. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA.

Income Related to Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2013	2012	2011
Net realized gains from nonmarketable
equity investments	$1,158	1,086	842
All other	(287)	(185)	(298)
Total	$871	901	544